UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  028-14729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                May 13, 2013


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $161,112

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA 100 S COM              084990175      313      200 SH       Sole                      200
ABBOTT LABORATORIES            COM              002824100      258     7300 SH       Sole                     7300
APPLE INC                      COM              037833100     6939    15676 SH       Sole                     9432              6244
BANK OF AMERICA CORP           COM              060505104      243    19919 SH       Sole                    14919              5000
BERKSHIRE HATHAWAY CLASS B     COM              084670702     5721    54908 SH       Sole                    33291             21617
BHP BILLITON LTD ADR F SPONSOR COM              088606108     2145    31340 SH       Sole                    14690             16650
BOEING CO                      COM              097023105     3119    36330 SH       Sole                    33360              2970
C S X CORP                     COM              126408103      919    37330 SH       Sole                    34240              3090
CATERPILLAR INC                COM              149123101     4245    48810 SH       Sole                    26410             22400
CHEVRON CORPORATION            COM              166764100     3900    32821 SH       Sole                    14621             18200
CISCO SYSTEMS INC              COM              17275r102     5604   268182 SH       Sole                   211843             56339
COCA COLA COMPANY              COM              191216100     1331    32906 SH       Sole                    32746               160
CONOCOPHILLIPS                 COM              20825C104     1865    31032 SH       Sole                    28092              2940
DARDEN RESTAURANTS INC         COM              237194105      475     9200 SH       Sole                     4900              4300
DEERE & CO                     COM              244199105      543     6320 SH       Sole                     5220              1100
DEVON ENERGY CP NEW            COM              25179M103      712    12615 SH       Sole                    11725               890
DISNEY WALT CO                 COM              254687106      946    16654 SH       Sole                    16654
DR PEPPER SNAPPLE GROUP        COM              26138e109      416     8850 SH       Sole                     8650               200
DU PONT E I DE NEMOUR&CO       COM              263534109     4032    82025 SH       Sole                    48238             33787
EXELON CORPORATION             COM              30161n101     1118    32427 SH       Sole                    30658              1769
EXXON MOBIL CORPORATION        COM              30231g102     6428    71334 SH       Sole                    60886             10448
FEDEX CORPORATION              COM              31428X106     4098    41729 SH       Sole                    29178             12551
GENERAL DYNAMICS CORP          COM              369550108     1039    14742 SH       Sole                    12015              2727
GENERAL MILLS INC              COM              370334104     4934   100069 SH       Sole                    51769             48300
GOLDMAN SACHS GROUP INC        COM              38141G104     1950    13249 SH       Sole                     7049              6200
GOOGLE INC CLASS A             COM              38259p508      561      707 SH       Sole                      687                20
HERSHEY COMPANY                COM              427866108      591     6750 SH       Sole                     6750
HEWLETT-PACKARD COMPANY        COM              428236103     2339    98116 SH       Sole                    64486             33630
INTEL CORP                     COM              458140100     8725   399595 SH       Sole                   257030            142565
ISHARES MSCI BELGIUM CAPPED IN COM              464286301      345    24320 SH       Sole                    22510              1810
ISHARES MSCI BRAZIL INDX BRAZI COM              464286400      600    11010 SH       Sole                    10550               460
ISHARES MSCI EMRG MKT FD EMERG COM              464287234     3072    71835 SH       Sole                    67975              3860
ISHARES MSCI GRMNY IDX GERMANY COM              464286806      830    33915 SH       Sole                    31325              2590
ISHARES MSCI RUSSIA ETF RUSSIA COM              46429B705      328    14910 SH       Sole                    13780              1130
ISHARES MSCI SINGAPORE SINGAPO COM              464286673      455    32569 SH       Sole                    30149              2420
ISHARES TR MSCI EAFE FD MSCI E COM              464287465      281     4770 SH       Sole                     4770
ISHARES TR RUSSELL 2000 RUSSEL COM              464287655      211     2230 SH       Sole                     2230
ISHARES TR S&P 100 INDEX S & P COM              464287101     1017    14444 SH       Sole                    14444
JOHNSON & JOHNSON              COM              478160104     3298    40452 SH       Sole                    38718              1734
JPMORGAN CHASE & CO            COM              46625H100     1621    34148 SH       Sole                    29658              4490
KRAFT FOODS GROUP              COM              50076q106      278     5402 SH       Sole                      488              4914
MARKET VECTORS ETF TRUST GOLD  COM              57060U100     2073    54760 SH       Sole                    49340              5420
MC DONALDS CORP                COM              580135101     4287    43000 SH       Sole                    19700             23300
MICROSOFT CORP                 COM              594918104     8324   291015 SH       Sole                   198175             92840
MOLSON COORS BREWING CLB       COM              60871R209     4158    84988 SH       Sole                    38020             46968
MONDELEZ INTL INC CL A         COM              609207105     3079   100580 SH       Sole                    40380             60200
NEWMONT MINING CORP            COM              651639106     1794    42820 SH       Sole                    36200              6620
NORFOLK SOUTHERN CORP          COM              655844108      503     6530 SH       Sole                     4730              1800
PEPSICO INCORPORATED           COM              713448108     3685    46584 SH       Sole                    38920              7664
PHILLIPS 66                    COM              718546104      298     4255 SH       Sole                     3855               400
PNC FINL SERVICES GP INC       COM              693475105      477     7180 SH       Sole                     6080              1100
PROCTER & GAMBLE               COM              742718109     6716    87148 SH       Sole                    57968             29180
PROSHS SHORT RUSSELL2000 SHORT COM              74347R826      268    12480 SH       Sole                    12480
PROSHS ULTRASHORT EURO         COM              74347W882     2153   107640 SH       Sole                    94070             13570
QUALCOMM INC                   COM              747525103      660     9855 SH       Sole                     8755              1100
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     9605    61308 SH       Sole                    59552              1756
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      340     4290 SH       Sole                     4290
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      622    20537 SH       Sole                    20537
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107      321     2075 SH       Sole                     2075
SPDR S&P DIVIDEND ETF          COM              78464a763     1156    17520 SH       Sole                    17520
TARGET CORPORATION             COM              87612E106      514     7510 SH       Sole                     5610              1900
THE SOUTHERN COMPANY           COM              842587107     5608   119520 SH       Sole                    73860             45660
TIME WARNER CABLE              COM              88732j207      260     2702 SH       Sole                     2702
TIME WARNER INC NEW            COM              887317303      620    10768 SH       Sole                     7968              2800
TOTAL S A ADR F 1 ADR REP 1 OR COM              89151E109     1363    28400 SH       Sole                    13500             14900
VANGUARD FTSE EMERGING MARKETS COM              922042858     2214    51605 SH       Sole                    48561              3044
VANGUARD MSCI EAFE ETF         COM              921943858      349     9570 SH       Sole                     9570
VANGUARD TOTAL STOCK MKT       COM              922908769     8865   109502 SH       Sole                   103020              6482
WAL-MART STORES INC            COM              931142103     2065    27594 SH       Sole                    25214              2380
WALGREEN COMPANY               COM              931422109      396     8295 SH       Sole                     7895               400
WISDOMTREE INDIA EARNING       COM              97717W422      496    27602 SH       Sole                    26232              1370